UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07618

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND II

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (807) 221-5672

Date of fiscal year end: September 30, 2010

Date of reporting period: June 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.6%
Long-Term Municipal Bonds - 98.6%
Arizona - 79.0%
Arizona Cap Fac Fin Corp.
(Ariz St Univ)
Series 00
6.25%, 9/01/32	$2,000	$1,912,180
Arizona COP
AGM Series A
5.00%, 9/01/24	6,000	6,263,160
Arizona Dept of Admin Svc
(Arizona Lottery)
AGM Series 2010A
5.00%, 7/01/28	6,000	6,201,420
Arizona Game & Fish Dept
5.00%, 7/01/26	1,000	1,027,030
Arizona Hlth Fac Auth
Series 02A
6.00%, 2/15/32 (Prerefunded/ETM)	5,700	6,228,960
Arizona Hlth Fac Auth
(Blood Systems, Inc.)
Series 04
5.00%, 4/01/19	750	785,288
Arizona Hlth Fac Auth
(Catholic Healthcare West)
Series 2009 D
5.00%, 7/01/28	1,000	998,820
Arizona Hlth Fac Auth
(Phoenix Children’s Hospital)
1.25%, 2/01/42 (a)	1,150	1,012,448
Arizona School Fac Brd COP
Series 01
5.00%, 7/01/19 (Prerefunded/ETM)	5,730	5,995,585
Arizona St Univ
(Arizona State Univ COP Rsch Infra)
AMBAC Series 05A
5.00%, 9/01/23	2,000	2,072,860
Arizona St West Campus Hsg
AMBAC Series 05
5.00%, 7/01/30	2,200	1,950,256
Arizona Tourism & Sports Auth
(Arizona Tourism/Sports Spl Tax)
NPFGC Series 03A
5.00%, 7/01/25	2,400	2,415,168
Arizona Trnsp Brd Hwy
Series 04B
5.00%, 7/01/24	4,300	4,634,239
Arizona Wtr Infra Fin Auth
(Arizona SRF)
Series 06A
5.00%, 10/01/24	4,000	4,363,760
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	405	315,349
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	1,173	1,189,047
Estrella Mtn CFD AZ Golf Vlg
Series 01A

7.875%, 7/01/25	2,518	2,569,317
Gilbert AZ Wtr Res Mun Corp.
(Gilbert AZ Wastewater Sys)
Series 04
4.90%, 4/01/19	2,500	2,501,275
Glendale AZ IDA
Series 01A
5.875%, 5/15/31 (Prerefunded/ETM)	3,770	3,987,944
Glendale AZ IDA
(John C Lincoln Hlth Ctr)
Series 05B
5.25%, 12/01/22	1,000	992,750
Goodyear AZ CFD #1
(Goodyear AZ CFD #1 Palm Valley)
Series 96C
7.25%, 7/01/16	1,049	1,049,766
Goodyear AZ IDA
(Litchfield Park Svc Co.)
Series 99
5.95%, 10/01/23	3,160	2,779,473
Greater AZ Dev Auth
NPFGC Series 05A
5.00%, 8/01/21	1,600	1,678,704
NPFGC Series 05B
5.00%, 8/01/25	4,320	4,442,429
Hassayampa CFD #2 AZ
(Hassayampa CFD #2 AZ Forst Rdg)
Series 00
7.50%, 7/01/24	575	570,578
Hassayampa CFD AZ
Series 96
7.75%, 7/01/21	1,980	1,996,988
Maricopa Cnty AZ IDA SFMR
Series 01
5.63%, 3/01/33	325	326,599
Maricopa Cnty AZ USD #89 GO
6.25%, 7/01/26	3,700	4,138,228
Mohave Cnty AZ IDA
(Mohave Correctional Fac Prog)
8.00%, 5/01/25	2,000	2,283,860
Nogales AZ Mun Dev Auth Lease
(Nogales AZ Lease Mun Dev Auth)
AMBAC Series 05
5.00%, 6/01/27	1,000	1,002,110
Northern Arizona Univ COP
(No Arizona Univ COP Rsch Fac)
AMBAC Series 04
5.125%, 9/01/21-9/01/24	7,140	7,278,532
Phoenix AZ Civic Impt Corp.
(Phoenix AZ Civic Impt Airport)
5.00%, 7/01/26	4,080	4,257,276
Phoenix AZ Civic Impt Corp.
(Phoenix AZ Transit Excise Tax)
NPFGC-RE Series 05A
5.00%, 7/01/23	5,500	5,769,170
Phoenix AZ IDA
(Phoenix AZ Lease - Capitol Mall)
AMBAC Series 05
5.00%, 9/15/25	5,935	5,996,724

Pima Cnty AZ IDA
(Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	1,500	1,407,240
Pima Cnty AZ IDA MFHR
Series 99
7.00%, 12/20/31 (Prerefunded/ETM)	1,290	1,440,311
Pima Cnty AZ Swr
AGM
5.00%, 7/01/25	2,000	2,126,040
Pinal Cnty AZ COP
Series 04
5.00%, 12/01/24	3,780	3,813,982
AMBAC Series 01
5.125%, 6/01/21	1,000	1,017,260
Pinal Cnty AZ IDA
(Florence West Prison Proj)
ACA Series 06A
5.25%, 10/01/22	1,400	1,323,686
Queen Creek AZ ID #1
5.00%, 1/01/26	600	600,222
Salt River Proj Agric Impt & Pwr Dist AZ
Series 2009A
5.00%, 1/01/28	2,000	2,163,640
Series A
5.00%, 1/01/29	3,400	3,660,338
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
5.25%, 12/01/22-12/01/23	1,165	1,170,540
Series 2007
5.00%, 12/01/37	1,000	887,780
Scottsdale AZ IDA
(Scottsdale Healthcare)
5.00%, 9/01/23	1,500	1,489,905
Show Low AZ ID #6
ACA Series 00
6.00%, 1/01/18	955	951,581
Show Low AZ IDA
(Navapache Reg Medical Ctr)
RADIAN Series 05
5.00%, 12/01/25	1,415	1,369,168
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,650	1,551,726
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	1,399	1,351,504
Tempe AZ Excise Tax
5.00%, 7/01/24	1,035	1,106,932
Tolleson AZ IDA MFHR
(Copper Cove Apts)
Series 01A
5.50%, 11/20/41	5,825	5,909,113
Tucson & Pima Cnty AZ IDA SFMR
Series 01A-1
6.35%, 1/01/34	440	442,350
Series 02A
5.50%, 1/01/35	240	247,894
Tucson AZ Arpt Auth
AMBAC Series 01

5.35%, 6/01/31	6,475	6,184,596
Tucson AZ COP
NPFGC Series 04A
5.00%, 7/01/23-7/01/24	6,100	6,262,443
Tucson AZ IDA
(Univ of AZ/Marshall Foundation)
AMBAC Series 02A
5.00%, 7/15/32	1,000	984,240
University Med Ctr Corp. AZ
5.00%, 7/01/35	3,500	3,171,350
Yavapai Cnty AZ IDA
(Yavapai Regional Med Ctr)
RADIAN Series 03A
5.25%, 8/01/21	4,000	4,018,960

		155,640,094

California - 2.0%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	800	891,472
California Statewide CDA
(Enloe Med Ctr)
6.25%, 8/15/28	2,155	2,304,471
Series A
5.375%, 8/15/20	740	780,974

		3,976,917

District of Columbia - 1.1%
District of Columbia Tax Incr
5.25%, 12/01/26	2,040	2,268,562

Florida - 0.6%
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	940	964,957
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	465	186,000
Series 02B
6.625%, 5/01/33 (b)(c)	200	80,000

		1,230,957

Puerto Rico - 15.0%
Puerto Rico Conv Ctr Dist Auth
(Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18	6,000	6,280,800
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20-7/01/22	6,400	6,646,984
Puerto Rico GO
5.25%, 7/01/23	575	594,055
Series 01A
5.50%, 7/01/19	500	536,235
Series 03A
5.25%, 7/01/23	500	512,330
FGIC Series 02A

5.00%, 7/01/32 (Prerefunded/ETM)	1,500	1,635,735
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	535,090
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Prerefunded/ETM)	3,015	3,400,166
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,855	1,972,867
5.125%, 12/01/27	385	395,156
Puerto Rico Hwy & Trnsp Auth
AGM
5.00%, 7/01/32 (Prerefunded/ETM)	1,385	1,510,329
AGM Series 2002D
5.00%, 7/01/32	2,015	2,049,618
Puerto Rico Ind Tour Edl Med
(Ascension Health)
Series 00A
6.125%, 11/15/30	1,500	1,537,815
Univ of Puerto Rico
5.00%, 6/01/18	1,855	1,911,262

		29,518,442

Texas - 0.9%
Texas Turnpike Auth
(Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	1,750	1,770,335

Total Investments - 98.6% (cost $192,221,563) (d)		194,405,307
Other assets less liabilities - 1.4%		2,725,450

Net Assets - 100.0%		$197,130,757

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$1,440	2/12/12	SIFMA	*	3.548%		$72,975
Merrill Lynch	1,000	8/9/26	4.063%		SIFMA	*	(134,945)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,732,405 and gross unrealized depreciation of investments was $(2,548,661), resulting in net unrealized appreciation of $2,183,744.

As of June 30, 2010, the Portfolio held 41.9% of net assets in insured bonds (of this amount 3.8% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
USD	-	Unified School District

AllianceBernstein Municipal Income Fund II

Arizona Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$194,405,307	$—	$194,405,307

Total Investments in Securities	—	194,405,307	—	194,405,307
Other Financial Instruments* :
Assets	—	72,975	—	72,975
Liabilities	—	(134,945)	—	(134,945)

Total	$—	$194,343,337	$—	$194,343,337

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.5% Long-Term Municipal Bonds - 96.5% Massachusetts - 75.0%
Boston MA Wtr & Swr Comm
Series 2010A
5.00%, 11/01/26-11/01/30	$7,000	$7,662,250
Braintree MA GO
Series 2009
5.00%, 5/15/25	2,550	2,776,210
Fall River MA GO
AGM
5.00%, 7/15/28	5,085	5,499,987
Massachusetts Bay Transp Auth
(Massachusetts Bay Transp Auth Sales Tax)
Series B
5.00%, 7/01/28-7/01/29	1,670	1,827,181
Massachusetts Bay Trnsp Auth
Series 04A
5.25%, 7/01/21 (Prerefunded/ETM)	2,000	2,317,740
Massachusetts Dev Fin Agy
(Boston Architectural College)
Series 2006
5.00%, 1/01/37	1,165	870,267
ACA
5.00%, 1/01/27	1,750	1,431,553
Massachusetts Dev Fin Agy
(Boston University)
5.00%, 10/01/29	3,300	3,433,485
Massachusetts Dev Fin Agy
(Brandeis Univ)
5.00%, 10/01/26-10/01/27	3,300	3,556,890
Series O-2
5.00%, 10/01/28	3,500	3,641,575
Massachusetts Dev Fin Agy
(MA Biomedical Research Corp.)
Series 00C
6.25%, 8/01/20	3,000	3,036,450
Massachusetts Dev Fin Agy
(Massachusetts Clg of Pharmacy)
Series 05D
5.00%, 7/01/24	3,500	3,707,060
Massachusetts Dev Fin Agy
(Phillips Academy)
5.00%, 9/01/21-9/01/22	6,000	6,817,890
Massachusetts DOT Met Hwy Sys
Series 2010B
5.00%, 1/01/26	6,900	7,256,454
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Prerefunded/ETM)	3,075	3,381,301
Series 2008A
5.00%, 9/01/28	2,800	3,021,312
AGM Series 05A
5.00%, 3/01/17	5,000	5,625,250
AMBAC
5.00%, 5/01/23	2,635	2,883,428
Massachusetts HFA MFHR
(Massachusetts HFA)
AMBAC Series 95E

6.00%, 7/01/41	4,125	4,137,210
NPFGC Series 00H
6.65%, 7/01/41	4,595	4,621,881
Massachusetts Hlth & Ed Facs Auth
5.75%, 7/01/32 (Prerefunded/ETM)	3,835	4,073,345
6.00%, 7/01/31 (Prerefunded/ETM)	545	594,737
Series 00E
6.75%, 7/01/30 (Prerefunded/ETM)	4,145	4,186,450
FGIC
5.00%, 5/15/25 (Prerefunded/ETM)	80	86,573
NPFGC Series 02C
5.25%, 10/01/31 (Prerefunded/ETM)	6,440	7,048,129
Massachusetts Hlth & Ed Facs Auth
(Berklee College of Music)
Series A
5.00%, 10/01/32	5,000	5,078,500
Massachusetts Hlth & Ed Facs Auth
(Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	4,000	4,028,560
Massachusetts Hlth & Ed Facs Auth
(Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,600	2,389,010
Massachusetts Hlth & Ed Facs Auth
(Caregroup, Inc.)
5.375%, 7/01/25	3,000	3,107,250
Massachusetts Hlth & Ed Facs Auth
(Covenant Health Sys)
6.00%, 7/01/31	1,955	1,995,468
Massachusetts Hlth & Ed Facs Auth
(Harvard Univ)
5.00%, 12/15/27	2,150	2,390,907
5.25%, 11/15/23	2,000	2,311,220
Series 2010A
5.00%, 12/15/30	5,000	5,451,450
Massachusetts Hlth & Ed Facs Auth
(Massachusetts Inst of Tech)
5.75%, 7/01/26	6,500	7,600,060
Massachusetts Hlth & Ed Facs Auth
(Milford Reg Med Ctr)
5.00%, 7/15/22	1,220	1,160,647
Massachusetts Hlth & Ed Facs Auth
(New England Medical Ctr Hosp)
FGIC
5.00%, 5/15/25	1,920	1,791,840
Massachusetts Hlth & Ed Facs Auth
(Northeastern Univ)
5.00%, 10/01/28	2,025	2,102,132
Series 2010A
5.00%, 10/01/29	5,000	5,194,600
Massachusetts Hlth & Ed Facs Auth
(Partners Healthcare Sys)
5.00%, 7/01/27	2,000	2,060,580
5.25%, 7/01/29	2,500	2,620,375
5.75%, 7/01/32	165	168,209
Massachusetts Hlth & Ed Facs Auth
(Suffolk Univ)
6.00%, 7/01/24	2,000	2,155,340

Massachusetts Hlth & Ed Facs Auth
(Woods Hole Oceanographic)
5.25%, 6/01/26	1,905	2,075,688
5.375%, 6/01/27	3,060	3,349,078
Massachusetts Port Auth
(US Airways)
NPFGC Series 96A
5.875%, 9/01/23	2,000	1,705,640
Massachusetts Sch Bldg Auth
(Massachusetts Sch Sales Tax)
NPFGC Series 05A
5.00%, 8/15/19	7,000	7,773,850
Massachusetts Spl Obl
(Massachusetts Fed Hwy Grant)
AGM Series 05A
5.00%, 6/01/23	1,500	1,642,245
Massachusetts Wtr Poll Abatmnt
5.00%, 8/01/20-8/01/24	3,125	3,493,835
5.00%, 8/01/24 (Prerefunded/ETM)	4,875	5,616,975
Massachusetts Wtr Poll Abatmnt
(Massachusetts SRF)
5.00%, 8/01/25	3,000	3,364,380
Springfield MA GO
AGM
5.00%, 8/01/19	3,000	3,285,960
Univ of Massachusetts Bldg Auth
(Univ of Massachusetts Lease)
5.00%, 5/01/26-5/01/27	6,000	6,266,394

		183,674,801

Arizona - 1.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	345	268,631
Goodyear AZ IDA
(Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,160	1,146,950
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	660	585,935
Stoneridge CFD AZ
Series 01
6.75%, 7/15/26	1,265	1,189,656

		3,191,172

California - 2.2%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	795	885,900
California Statewide CDA
(Enloe Med Ctr)
5.50%, 8/15/23	360	373,072
6.25%, 8/15/28	1,055	1,128,175
Southern CA Pub Pwr Auth

5.00%, 7/01/23	2,800	3,052,364

		5,439,511

District of Columbia - 1.6%
District of Columbia Tax Incr
5.25%, 12/01/26	3,575	3,975,543

Florida - 0.8%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,750	1,751,400
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (a)(b)	365	146,000
Series 02B
6.625%, 5/01/33 (a)(b)	155	62,000

		1,959,400

Georgia - 0.2%
Atlanta GA Tax Allocation
(Eastside Proj)
Series 05B
5.60%, 1/01/30	500	485,010

Illinois - 0.3%
Bolingbrook IL Sales Tax
6.25%, 1/01/24	500	317,585
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	385	345,426

		663,011

Michigan - 0.1%
Michigan Pub Edl Fac Auth
(Dr. Joseph F. Pollack-Pace)
8.00%, 4/01/30	140	140,911

Nevada - 0.7%
Clark Cnty NV SID No. 142
(Clark Cnty NV SID No.142 Mtns Edg)
Series 03
6.10%, 8/01/18	945	927,877
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	653,269

		1,581,146

New York - 1.6%
New York NY GO
Series 06
5.00%, 6/01/22	1,085	1,174,089
Series 2007
5.00%, 1/01/23	2,600	2,793,310

		3,967,399

Ohio - 1.5%
Cleveland OH, Inc. Tax
(Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,450	3,752,738

Pennsylvania - 0.1%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	350	326,830

Puerto Rico - 8.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	850	907,230
Series 08WW
5.375%, 7/01/23	2,065	2,186,505
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	3,200	3,533,728
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,235
Series 06A
5.25%, 7/01/22	500	518,690
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	535,090
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Prerefunded/ETM)	1,045	1,178,499
5.00%, 12/01/20	695	729,743
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	465	477,267
Puerto Rico Hwy & Trnsp Auth
(Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	4,225	4,497,048
FGIC Series 03G
5.25%, 7/01/14	4,410	4,648,757
Puerto Rico Mun Fin Agy
(Puerto Rico GO)
Series 05A
5.25%, 8/01/23	275	281,619
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,025	1,050,727

		21,081,138

Texas - 2.0%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,990	3,134,477
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,490	1,622,625

		4,757,102

Washington - 0.5%
Washington St GO
AGM

5.00%, 7/01/28	1,245	1,326,236

Total Long-Term Municipal Bonds (cost $227,644,051)		236,321,948

SHORT-TERM INVESTMENTS - 1.0%
Time Deposit - 1.0%
State Street Time Deposit 0.01%, 7/01/10 (cost $2,340,000)	2,340	2,340,000

Total Investments - 97.5% (cost $229,984,051)(c)		238,661,948
Other assets less liabilities - 2.5%		6,149,037

Net Assets - 100.0%		$244,810,985

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$8,000	12/1/17	SIFMA	*	3.792%	$895,591
Merrill Lynch	5,100	10/1/16	SIFMA	*	4.147%	702,398

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,251,053 and gross unrealized depreciation of investments was $(1,573,156), resulting in net unrealized appreciation of $8,677,897.

As of June 30, 2010, the Portfolio held 28.0% of net assets in insured bonds (of this amount 15.6% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation

NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SID	-	Special Improvement District
SRF	-	State Revolving Fund
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Massachusetts Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$236,321,948	$—	$236,321,948
Short-Term Investments	—	2,340,000	—	2,340,000

Total Investments in Securities	—	238,661,948	—	238,661,948
Other Financial Instruments* :
Assets	—	1,597,989	—	1,597,989
Liabilities	—	—	—	—

Total	$—	$240,259,937	$—	$240,259,937

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 94.9%
Long-Term Municipal Bonds - 94.9%
Michigan - 60.5%
Allen Park MI Pub SD GO
Series 03
5.00%, 5/01/16 (Prerefunded/ETM)	$2,635	$2,938,183
5.00%, 5/01/17 (Prerefunded/ETM)	2,300	2,564,638
5.00%, 5/01/18 (Prerefunded/ETM)	1,000	1,115,060
5.00%, 5/01/22 (Prerefunded/ETM)	2,695	3,005,087
Cedar Springs MI SD GO
Series 03
5.00%, 5/01/28 (Prerefunded/ETM)	1,835	2,048,869
Detroit MI GO
Series 2010
5.00%, 11/01/30	2,000	1,979,980
AMBAC Series 04A-1
5.25%, 4/01/22	1,330	1,125,752
Detroit MI SD GO
AGM Series 01A
5.125%, 5/01/31 (Prerefunded/ETM)	2,900	3,131,565
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	1,885	1,924,057
Dexter Cmnty Sch MI GO
AGM
5.00%, 5/01/25	4,500	4,519,935
Genesee Cnty MI Wtr Supply GO
AMBAC Series 04
5.00%, 11/01/26	3,000	3,063,990
Kalamazoo MI Fin Auth
FGIC Series 94A
9.683%, 6/01/11 (a)	160	166,086
Kent MI Hosp Fin Auth
(Metropolitan Hospital)
Series 2005A
5.25%, 7/01/30	90	76,090
5.75%, 7/01/25	210	197,738
Lansing MI Brd Wtr & Lt
(Lansing MI Brd Wtr & Lt MI)
AGM Series 03A
5.00%, 7/01/25	2,200	2,278,892
Michigan HDA MFHR
(Danbury Manor Apts)
Series 02A
5.30%, 6/01/35	2,490	2,539,750
Michigan HDA MFHR
(Michigan HDA)
Series 02A
5.50%, 10/20/43	1,950	1,969,052
AMBAC Series 97A
6.10%, 10/01/33	1,280	1,280,205
Michigan Hgr Ed Fac Auth
(Hope College)
Series 02A
5.90%, 4/01/32	1,465	1,478,288
Michigan Hgr Ed Stud Loan Auth
(Michigan Hgr Ed Stud Loan Prog)
AMBAC Series 17G
5.20%, 9/01/20	3,500	3,523,800

Michigan Highway Fed Grant
AGM
5.25%, 9/15/26	3,500	3,705,800
Michigan Hosp Fin Auth
5.00%, 5/15/25 (Prerefunded/ETM)	415	477,756
Michigan Hosp Fin Auth
(Crittenton Hosp Medical Ctr)
Series 02A
5.625%, 3/01/27	1,250	1,250,663
Michigan Hosp Fin Auth
(Trinity Healthcare Group)
Series 2000A
6.00%, 12/01/27 (Prerefunded/ETM)	20	20,652
6.00%, 12/01/27	1,465	1,488,938
Michigan Strategic Fund
(Detroit Edison Co.)
XLCA Series 02C
5.45%, 12/15/32	3,000	2,905,590
Michigan Strategic Fund
(Friendship Associates)
Series 02 A
5.20%, 12/20/22	3,000	3,128,910
Michigan Trunk Line Spl Tax
AGM Series 01A
5.25%, 11/01/30 (Prerefunded/ETM)	1,500	1,593,570
North Muskegon SD MI GO
Series 03
5.25%, 5/01/28 (Prerefunded/ETM)	1,500	1,685,265
Olivet Comnty Schs MI GO
Series 02
5.125%, 5/01/28 (Prerefunded/ETM)	1,065	1,173,225
Ovid Elsie Area Schools MI GO
Series 02
5.00%, 5/01/25 (Prerefunded/ETM)	2,650	2,911,687
Plymouth MI Ed Ctr Charter Sch
Series 05
5.125%, 11/01/18	1,050	978,684
Saginaw MI Hosp Fin Auth
(Covenant Medical Ctr)
Series 00F
6.50%, 7/01/30	870	877,151
Southfield MI Lib Bldg Auth
NPFGC
5.00%, 5/01/25	3,340	3,542,003

		66,666,911

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	215	167,408

California - 1.4%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	430	479,166
California Hlth Fac Fin Auth
(Sutter Health)
Series 00A

6.25%, 8/15/35	1,100	1,112,507

		1,591,673

District of Columbia - 2.2%
District of Columbia Tax Incr
5.25%, 12/01/26	2,230	2,479,849

Florida - 3.2%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	1,835	1,836,468
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	930	954,692
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	245	98,000
Series 02B
6.625%, 5/01/33 (b)(c)	105	42,000
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	730	627,902

		3,559,062

Illinois - 0.7%
Antioch Vilage IL SSA #1
(Antioch IL SSA #1 - Deercrest)
Series 03
6.625%, 3/01/33	498	398,051
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	384	344,529

		742,580

Nevada - 0.6%
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	620	653,269

New York - 2.3%
New York NY GO
Series 06
5.00%, 6/01/22	680	735,835
Series 2007
5.00%, 1/01/23	1,700	1,826,395

		2,562,230

Ohio - 2.0%
Cleveland OH, Inc. Tax
(Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,050	2,229,887

Puerto Rico - 21.8%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	1,000	1,067,330
Series 08WW

5.375%, 7/01/23	1,120	1,185,901
XLCA Series 02-1
5.25%, 7/01/22 (Prerefunded/ETM)	2,500	2,760,725
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,235
Series 06A
5.25%, 7/01/22	500	518,690
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Prerefunded/ETM)	1,945	2,193,474
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,215	1,292,201
5.125%, 12/01/27	145	148,825
Puerto Rico HFC SFMR
(Puerto Rico HFC)
Series 01B
5.50%, 12/01/23	1,885	1,901,060
Series 01C
5.30%, 12/01/28	1,680	1,684,418
Puerto Rico Ind Tour Edl Med
(Ascension Health)
Series 00A
6.125%, 11/15/30	3,000	3,075,630
Puerto Rico Mun Fin Agy
(Puerto Rico GO)
Series 05A
5.25%, 8/01/23	275	281,619
Puerto Rico Pub Fin Corp.
NPFGC Series 01A
5.00%, 8/01/31 (Prerefunded/ETM)	2,875	3,007,423
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	3,000	3,150,600
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19	1,145	1,173,740

		23,977,871

Total Long-Term Municipal Bonds (cost $101,340,071)		104,630,740

SHORT-TERM INVESTMENTS - 3.6%
Time Deposit - 3.6%
State Street Time Deposit
0.01%, 7/01/10 (cost $3,990,000)	3,990	3,990,000

Total Investments - 98.5% (cost $105,330,071)(d)	108,620,740
Other assets less liabilities - 1.5%	1,609,142

Net Assets - 100.0%	$110,229,882

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$6,200	10/1/16	SIFMA	*	4.147%	$853,896

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Variable rate coupon, rate shown as of June 30, 2010.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,287,354 and gross unrealized depreciation of investments was $(996,685), resulting in net unrealized appreciation of $3,290,669.

As of June 30, 2010, the Portfolio held 35.5% of net assets in insured bonds(of this amount 27.2% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Michigan Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$104,630,740	$—	$104,630,740
Short-Term Investments	—	3,990,000	—	3,990,000

Total Investments in Securities	—	108,620,740	—	108,620,740
Other Financial Instruments* :
Assets	—	853,896	—	853,896
Liabilities	—	—	—	—

Total	$—	$109,474,636	$—	$109,474,636

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 89.4%
Minnesota – 89.4%
Bemidji MN Hlth Care Fac
(North Country Hlth Svc)
RADIAN Series 02
5.00%, 9/01/31	$1,500	$1,406,025
Brooklyn Park MN EDA MFHR
(Brooks Landing Apts)
Series 99A
5.50%, 7/01/19	1,355	1,356,423
Cass Lake MN ISD #115 GO
NPFGC-RE
5.00%, 2/01/26	1,760	1,819,030
Chaska MN Elec Sys
Series 05A
5.25%, 10/01/25	1,000	1,048,350
Cottage Grove MN Sr Hsg
(PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	675	614,216
Duluth MN ISD #709 COP
Series 2009B
5.00%, 3/01/29	2,625	2,723,779
Farmington MN ISD #192 GO
(Farmington MN ISD)
AGM Series 05B
5.00%, 2/01/24	3,875	4,167,524
Hennepin Cnty MN Sales Tax
(Ballpark Proj)
5.00%, 12/15/19-12/15/23	5,035	5,645,430
Maple Grove MN Hlth Care Sys
(Maple Grove Hospital)
5.00%, 5/01/22	650	663,884
Metropolitan Council MN GO
5.00%, 3/01/22	5,000	5,505,250
Minneapolis & St Paul Hsg & Redev Auth
(Children’s Health Care)
Series A
5.25%, 8/15/25	500	531,000
Minneapolis MN CDA
Series 01G-3
5.45%, 12/01/31 (Prerefunded/ETM)	1,500	1,604,745
Minneapolis MN GO
Series 2010
5.00%, 12/01/17	1,300	1,532,791
Minneapolis MN GO
NPFGC Series 02
5.25%, 12/01/26	2,000	2,108,740
Minneapolis MN Hlth Care Sys
(Fairview Health Svcs)
AMBAC Series 05D
5.00%, 11/15/30	1,000	1,001,330
Minneapolis MN MFHR
(Bottineau Commons Apts)
Series 02
5.45%, 4/20/43	2,000	2,007,920
Minneapolis MN MFHR
(Sumner Field Apts)

Series 02
5.60%, 11/20/43	2,505	2,526,368
Minneapolis-St Paul MN Hsg & Redev Auth
(Children’s Health Care)
Series 2010A
5.00%, 8/15/30	1,000	1,008,010
Minneapolis-St Paul MN Intl Arpt
NPFGC Series 03A
5.00%, 1/01/28	1,500	1,519,905
Minneapolis-St Paul MN Metro Arpt Commn
(Minneapolis-St Paul MN Intl Arpt)
Series 2009A
5.00%, 1/01/21	2,020	2,234,544
Minnesota 911 Spl Fee
Series 2009
5.00%, 6/01/21	1,970	2,247,671
Minnesota Agr & Econ Dev Brd
Series 00A
6.375%, 11/15/29 (Prerefunded/ETM)	1,700	1,753,737
Minnesota Agr & Econ Dev Brd
(Essential Health)
Series 2008 C-1
5.50%, 2/15/25	1,000	1,070,010
Minnesota Agr & Econ Dev Brd
(Evangelical Luth Good Sam)
Series 02
6.00%, 2/01/22-2/01/27	2,880	2,946,636
Minnesota Agr & Econ Dev Brd
(MN Small Business Loan Prog)
Series 00D
7.25%, 8/01/20	900	900,045
Minnesota GO
5.00%, 8/01/19-6/01/21	4,000	4,574,220
Minnesota HFA SFMR
(Minnesota HFA)
Series 96F
6.30%, 1/01/28	295	295,207
Series 96G
6.25%, 7/01/26	375	375,000
Series 98H
6.05%, 7/01/31	1,185	1,219,389
Minnesota Hgr Ed Fac Auth
(Carleton College)
Series D
5.00%, 3/01/30	2,000	2,141,940
Minnesota Hgr Ed Fac Auth
(Hamline Univ)
Series 99-5B
6.00%, 10/01/29	1,250	1,253,438
Minnesota Hgr Ed Fac Auth
(St. Catherine College)
5.375%, 10/01/32	1,000	978,960
Minnesota Hgr Ed Fac Auth
(Univ of St. Thomas MN)
Series 04-5
5.00%, 10/01/24	1,000	1,038,160
5.25%, 10/01/34	1,000	1,027,010
Series 2009
5.00%, 10/01/29	1,000	1,039,680
Minnesota Mun Pwr Agy Elec

5.25%, 10/01/21	3,000	3,240,090
Series 04A
5.25%, 10/01/24	500	524,895
Minnesota Pub Fac Auth
(Minnesota SRF)
Series A
5.00%, 3/01/22	4,000	4,751,320
Minnesota Pub Fac Auth
(Minnesota SRF)
Series 2007 A
5.00%, 3/01/20 (Prerefunded/ETM)	4,900	5,767,888
Minnetonka MN MFHR
(Archer Heights Apts)
Series 99A
5.30%, 1/20/27	1,620	1,623,094
No St Paul Maplewd MN ISD #622
AGM
5.00%, 8/01/20	3,425	3,832,780
Prior Lake MN ISD #719 GO
AGM Series 05B
5.00%, 2/01/23	3,350	3,608,821
Rochester MN Hlth Care Fac
(Mayo Clinic)
Series D
5.00%, 11/15/38	1,000	1,038,600
Shakopee MN Hlthcare Fac
(St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	600	602,634
Shorview MN MFHR
(Lexington Apts)
Series 01A
5.55%, 8/20/42	1,445	1,452,456
St. Louis Park MN Hlth Care Facs
(Park Nicollet Health Svcs)
Series 2009
5.50%, 7/01/29	1,150	1,149,586
St. Paul MN Hsg & Redev Auth
(Block 19 Ramp Parking Proj)
Series 2010A
5.00%, 8/01/30(a)	1,870	1,907,007
AGM Series 02A
5.35%, 8/01/29	3,075	3,147,262
St. Paul MN Hsg & Redev Auth
(Healtheast)
Series 05
6.00%, 11/15/25	500	498,465
St. Paul MN Port Auth
(Allina Health Sys)
Series 2009 A-2
5.25%, 11/15/28	1,200	1,232,964
St. Paul MN Port Auth Lease
(St. Paul MN Port Lease off Bldg)
Series 02
5.25%, 12/01/27	1,725	1,792,309
Series 03
5.00%, 12/01/23	1,000	1,060,550
St. Paul MN Rec Facs
(Highland National Proj)
5.00%, 10/01/20-10/01/25	2,750	2,966,735

Western MN Mun Pwr Agy
AGM
5.00%, 1/01/17	700	788,991
NPFGC Series 03A
5.00%, 1/01/26-1/01/30	3,100	3,150,394
White Bear Lake MN MFHR
(Renova Partners Proj)
Series 01
5.60%, 10/01/30	1,000	1,003,620
Willmar MN GO
AGM Series 02
5.00%, 2/01/32	2,000	2,040,000

Total Long-Term Municipal Bonds (cost $107,951,434)		111,066,828

Short-Term Municipal Notes - 10.6%
Minnesota - 10.6%
Mankato MN MFHR
(Highland Hills of Mankato Proj)
Series 1997
0.16%, 5/01/27(b)	3,385	3,385,000
Minneapolis MN MFHR
(St. Hedwig’s Assisted Living Proj)
0.40%, 12/01/27(b)	1,290	1,290,000
Minneapolis MN MFHR
(Seven Corners Apt Proj)
Series 2001
0.40%, 11/01/31(b)	1,105	1,105,000
Minneapolis-St Paul MN Hsg & Redev Auth
(Allina Health Sys)
Series 2009 B1
0.16%, 11/15/35(b)	3,200	3,200,000
Robbinsdale MN GO
0.12%, 5/01/33(b)	500	500,000
Robbinsdale MN Hlth Care Fac
(North Memorial Healthcare)
Series 2008 A-2
0.15%, 5/01/33(b)	2,300	2,300,000
Series 2009 A-3
0.25%, 5/01/33(b)	1,400	1,400,000
Total Short-Term Municipal Notes (cost $13,180,000)		13,180,000

Total Municipal Obligations (cost $121,131,434)		124,246,828

SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit 0.01%, 7/01/10 (cost $153,000)	153	153,000

Total Investments - 100.1% (cost $121,284,434)(c)	124,399,828
Other assets less liabilities - (0.1)%	(78,465)

Net Assets - 100.0%	$124,321,363

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,500	8/1/16	SIFMA	*	4.071%	$451,353

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,285,656 and gross unrealized depreciation of investments was $(170,262), resulting in net unrealized appreciation of $3,115,394.

As of June 30, 2010, the Portfolio held 23.0% of net assets in insured bonds (of this amount 0.0% represents the Portfolio’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund

AllianceBernstein Municipal Income Fund II

Minnesota Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$111,066,828	$—	$111,066,828
Short-Term Municipal Notes	—	13,180,000	—	13,180,000
Short-Term Investments	—	153,000	—	153,000

Total Investments in Securities	—	124,399,828	—	124,399,828
Other Financial Instruments* :
Assets	—	451,353	—	451,353
Liabilities	—	—	—	—

Total	$—	$124,851,181	$—	$124,851,181

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 98.9%
Long-Term Municipal Bonds - 98.9%
New Jersey - 78.5%
Bergen Cnty NJ Impt Auth
(Bergen Cnty NJ GO)
5.00%, 12/15/17	$3,755	$4,372,172
Bergen Cnty NJ Impt Auth
(Wyckoff Twn NJ Brd Ed GO)
Series 05
5.00%, 4/01/25	1,555	1,662,202
Higher Ed Student Assist NJ
NPFGC Series 00A
6.15%, 6/01/19	705	712,156
Hoboken NJ Parking Auth
AMBAC Series 01A
5.30%, 5/01/27 (Prerefunded/ETM)	3,700	3,917,449
Landis NJ Swr Auth
NPFGC-RE Series 93
9.191%, 9/19/19(a)	2,700	3,094,740
Middlesex Cnty NJ Impt Auth MFHR
(Skyline Tower Apts)
Series 01
5.25%, 7/01/21	750	755,648
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/24	1,790	1,799,773
New Jersey Ed Fac Auth
5.00%, 7/01/23 (Prerefunded/ETM)	280	326,326
AMBAC Series 01D
5.00%, 7/01/31 (Prerefunded/ETM)	1,000	1,043,800
AMBAC Series 02A
5.125%, 9/01/22 (Prerefunded/ETM)	2,500	2,746,125
FGIC Series 04E
5.00%, 7/01/28 (Prerefunded/ETM)	1,000	1,142,860
New Jersey Ed Fac Auth
(Princeton Theological Seminary)
Series 2010A
5.00%, 7/01/28	5,000	5,512,200
New Jersey Ed Fac Auth
(Princeton Univ)
5.00%, 7/01/23	3,200	3,500,544
New Jersey Ed Fac Auth
(Richard Stockton College)
5.50%, 7/01/23	4,500	4,918,950
New Jersey EDA
Series 04-I
5.25%, 9/01/24 (Prerefunded/ETM)	2,510	2,925,003
New Jersey EDA
(Hackensack Water Company)
NPFGC Series 94B
5.90%, 3/01/24	4,000	3,995,920
New Jersey EDA
(Jersey Gardens Mall)
Series 98B
6.50%, 4/01/28	4,500	4,935,105
New Jersey EDA
(Masonic Charity Foundation NJ)
Series 01
5.50%, 6/01/31	1,000	1,002,330

Series 02
5.25%, 6/01/24	540	558,819
New Jersey EDA
(New Jersey American Water Co.)
FGIC
6.875%, 11/01/34	5,000	5,016,850
New Jersey EDA
(New Jersey Lease Liberty St Pk)
Series A
5.00%, 3/01/24	1,500	1,538,115
New Jersey EDA
(New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	3,300	3,484,833
AGM
5.00%, 9/01/22	3,540	3,740,081
New Jersey EDA
(NUI Corporation)
ACA Series 98A
5.25%, 11/01/33	2,200	2,064,876
New Jersey EDA
(Public Service Elec & Gas)
NPFGC Series 94A
6.40%, 5/01/32	5,000	5,015,500
New Jersey Hlth Care Fac Fin Auth
5.75%, 7/01/25 (Prerefunded/ETM)	900	991,935
RADIAN Series 04A
5.25%, 7/01/23	2,085	2,425,209
New Jersey Hlth Care Fac Fin Auth
(AHS Hospital Corp.)
Series 08
5.125%, 7/01/22	1,000	1,069,200
New Jersey Hlth Care Fac Fin Auth
(Atlantic City Med Ctr)
5.75%, 7/01/25	975	999,395
New Jersey Hlth Care Fac Fin Auth
(Bayshore Community Hospital)
RADIAN Series 02
5.125%, 7/01/32	5,250	4,248,930
New Jersey Hlth Care Fac Fin Auth
(House of Good Shepherd)
RADIAN Series 01A
5.20%, 7/01/31	1,350	1,094,917
New Jersey Hlth Care Fac Fin Auth
(Kennedy Health Sys)
Series 01
5.625%, 7/01/31	2,700	2,709,828
New Jersey Hlth Care Fac Fin Auth
(Newton Memorial Hospital)
AGM Series 01
5.00%, 7/01/26	1,500	1,514,730
New Jersey Hlth Care Fac Fin Auth
(Palisades Med Ctr of New York)
ACA Series 99
5.25%, 7/01/28	1,000	765,160
New Jersey Hlth Care Fac Fin Auth
(Robert Wood Johnson Univ Hosp)
Series 00
5.75%, 7/01/31	3,350	3,363,299

New Jersey Hlth Care Fac Fin Auth
(Southern Ocean Cnty Hosp)
RADIAN Series 01
5.125%, 7/01/31	4,500	4,028,535
New Jersey Hsg & Mtg Agy MFHR
(New Jersey Hsg & Mtg Fin Agy)
AGM Series 00A1
6.35%, 11/01/31	2,000	2,001,240
New Jersey Trnsp Trust Fund
Series 03C
5.50%, 6/15/24 (Prerefunded/ETM)	2,250	2,557,530
New Jersey Trnsp Trust Fund
(New Jersey Transn Grant Antic)
NPFGC-RE Series 06A
5.00%, 6/15/18	3,400	3,678,970
New Jersey Turnpike Auth
(New Jersey Turnpike)
Series 2009H
5.00%, 1/01/23	5,000	5,364,200
Newark NJ Hsg Auth PANYNJ Term
NPFGC Series 04
5.25%, 1/01/21 (Prerefunded/ETM)	2,380	2,712,510
5.25%, 1/01/22 (Prerefunded/ETM)	1,200	1,367,652
North Hudson Swr Auth NJ
NPFGC Series 01A
Zero Coupon, 8/01/24	12,340	6,009,457
Port Authority of NY & NJ
NPFGC-RE Series 02
5.25%, 5/15/37	2,500	2,530,275
Port Authority of NY & NJ
(JFK Airport Intl Arrival Term)
NPFGC Series 97-6
5.75%, 12/01/22	7,675	7,674,693
Rutgers State Univ NJ GO
5.00%, 5/01/30	1,000	1,069,810
Salem Cnty NJ Poll Cntl Fin Auth
(Public Service Elec & Gas)
Series 01A
5.75%, 4/01/31	1,500	1,516,395
South Jersey Port Corp. NJ
5.20%, 1/01/23	1,000	1,002,600
Union Cnty NJ Impt Auth
(Union Cnty NJ GO)
NPFGC Series 03A
5.25%, 8/15/23	2,885	2,979,916

		133,458,763

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	310	241,378

California - 1.0%
California Statewide CDA
(Enloe Med Ctr)
5.50%, 8/15/23	400	414,524

6.25%, 8/15/28	1,165	1,245,804

		1,660,328

District of Columbia - 2.0%
District of Columbia Tax Incr
5.25%, 12/01/26	3,070	3,413,963

Florida - 2.9%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,500	2,502,000
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	920	944,426
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b) (c)	360	144,000
Series 02B
6.625%, 5/01/33 (b) (c)	150	60,000
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	190	175,820
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,215	1,045,070

		4,871,316

Guam - 0.3%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	516,480

Illinois - 0.3%
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	537	481,802

New York - 0.6%
New York NY GO
Series 06
5.00%, 6/01/22	950	1,028,005

Ohio - 2.2%
Cleveland OH, Inc. Tax
(Cleveland Police & Fire Pension)
5.25%, 5/15/24	3,000	3,263,250
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	435,275

		3,698,525

Pennsylvania - 1.2%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	420	392,196

Delaware River Toll Brdg Auth PA
Series 03
5.00%, 7/01/28	1,625	1,649,716

		2,041,912

Puerto Rico - 6.3%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/18	900	960,597
Series 08WW
5.375%, 7/01/23	2,165	2,292,389
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,235
Series 04A
5.25%, 7/01/19	710	736,831
Series 06A
5.25%, 7/01/22	500	518,690
Puerto Rico HFA MFHR
5.00%, 12/01/17 (Prerefunded/ETM)	2,355	2,655,851
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.00%, 12/01/17	1,310	1,393,238
5.125%, 12/01/27	305	313,046
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/20	1,260	1,284,431

		10,691,308

Texas – 2.9%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	905	906,131
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	2,450	2,568,384
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,300	1,415,713

		4,890,228

Virginia - 0.6%
Broad Street CDA VA
Series 03
7.50%, 6/01/33	1,200	1,104,444

Total Investments - 98.9% (cost $164,111,077)(d)	168,098,452
Other assets less liabilities - 1.1%	1,829,428

Net Assets - 100.0%	$169,927,880

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,000	10/21/16	SIFMA	*	4.129%	$404,157

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).
(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,296,948 and gross unrealized depreciation of investments was $(2,309,573), resulting in net unrealized appreciation of $3,987,375.

As of June 30, 2010, the Portfolio held 45.5% of net assets in insured bonds (of this amount 19.9% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

New Jersey Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$168,098,452	$—	$168,098,452

Total Investments in Securities	—	168,098,452	—	168,098,452
Other Financial Instruments* :
Assets	—	404,157	—	404,157
Liabilities	—	—	—	—

Total	$—	$168,502,609	$—	$168,502,609

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.6%
Long-Term Municipal Bonds - 96.9%
Ohio - 82.0%
Akron OH GO
NPFGC Series 02
5.00%, 12/01/23	$1,000	$1,038,230
Allen Cnty OH Hosp
(Catholic Healthcare Partners)
Series 2010B
5.25%, 9/01/27	2,350	2,418,808
Brookville OH Local SD GO
AGM Series 03
5.00%, 12/01/26 (Prerefunded/ETM)	2,000	2,269,840
Canton OH SD GO
NPFGC Series 04B
5.00%, 12/01/22-12/01/23	2,150	2,172,774
Central OH Solid Wst Auth
AMBAC Series 04B
5.00%, 12/01/21	2,035	2,177,348
Cincinnati OH Tech College
AMBAC Series 02
5.00%, 10/01/28	5,000	5,015,900
Cleveland OH GO
AMBAC Series 04
5.25%, 12/01/24 (Prerefunded/ETM)	1,200	1,401,060
NPFGC Series 02
5.25%, 12/01/27 (Prerefunded/ETM)	4,380	4,859,566
Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,165	2,346,037
Cleveland OH Wtrworks
NPFGC
5.00%, 1/01/23	2,500	2,690,350
Cleveland OH, Inc. Tax
(Cleveland Police & Fire Pension)
5.25%, 5/15/24	2,500	2,719,375
Columbiana Cnty Port Auth OH
(Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	500	435,275
Columbus OH SD GO
FGIC Series 03
5.00%, 12/01/24 (Prerefunded/ETM)	2,500	2,797,600
5.00%, 12/01/25 (Prerefunded/ETM)	2,230	2,495,459
Cuyahoga Cnty OH GO
RADIAN Series 04
5.00%, 11/15/19	1,850	1,868,630
Cuyahoga Cnty OH Hosp
(UHHS/CSAHS Cuyahoga & Canton)
Series 00
7.50%, 1/01/30	1,900	1,954,739
Cuyahoga Cnty OH MFHR
(Longwood Apts)
Series 01
5.60%, 1/20/43	3,620	3,659,132
Cuyahoga Cnty OH Port Auth
(University Square Proj)
Series 01
7.35%, 12/01/31	2,000	2,018,880

Cuyahoga OH CCD
5.00%, 8/01/24	1,545	1,668,075
Dayton OH Arpt
(James M Cox Dayton Intl Arpt)
RADIAN Series 03A
5.00%, 12/01/23	1,280	1,295,501
Dayton OH SD COP
Series 03
6.00%, 12/01/19-12/01/21	3,040	3,215,428
Delaware OH SD GO
NPFGC Series 04
5.00%, 12/01/19	1,340	1,436,011
Dublin OH SD GO
AGM Series 03
5.00%, 12/01/22	1,500	1,593,825
Erie Cnty OH Hosp
(Firelands Regional Med Ctr)
Series 02A
5.625%, 8/15/32	2,745	2,634,267
Fairfield Cnty OH Hosp Fac
(Fairfield Med Ctr)
RADIAN Series 03
5.00%, 6/15/24	1,000	947,990
Franklin Cnty OH MFHR
(Agler Green Apts)
Series 02A
5.65%, 5/20/32	770	785,469
5.80%, 5/20/44	1,150	1,179,912
Greater Cleveland RTA OH
(Gtr Cleveland Trnsp Spl Tax)
NPFGC Series 04
5.00%, 12/01/24	1,350	1,428,530
Grove City OH AD
(Pinnacle Club AD)
Series A
6.00%, 12/01/22	1,885	1,608,885
Hamilton Cnty Conv Fac Auth OH
(Hamilton Cnty OH)
NPFGC-RE Series 04
5.00%, 12/01/23	1,330	1,370,299
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32 (Prerefunded/ETM)	9,425	9,611,426
5.25%, 12/01/32	2,660	2,669,549
Hamilton OH SD GO
NPFGC
5.00%, 12/01/24	1,000	1,045,900
Lucas Cnty OH Hlth Fac MFHR
(Altenheim Proj)
Series 99
5.50%, 7/20/40	3,160	3,193,243
Madeira OH City SD GO
NPFGC Series 04
5.00%, 12/01/22 (Prerefunded/ETM)	1,295	1,498,173
5.00%, 12/01/23 (Prerefunded/ETM)	1,370	1,584,939
Oak Hills OH Local SD GO
AGM Series 05
5.00%, 12/01/25	1,000	1,068,650
Ohio Bldg Auth
(Ohio Lease Adult Corr Fac)

AGM Series 05A
5.00%, 4/01/24	1,500	1,586,595
NPFGC Series 04A
5.00%, 4/01/22	2,975	3,135,204
Ohio GO
Series 04A
5.00%, 6/15/22	3,000	3,207,600
Ohio HFA SFMR
(Ohio HFA)
Series 02
5.375%, 9/01/33	1,275	1,276,262
Series 02-A2
5.60%, 9/01/34	15	15,055
Series 02-A3
5.50%, 9/01/34	565	568,712
Ohio Hgr Edl Fac Commn
(Denison Univ)
Series 04
5.00%, 11/01/21-11/01/24	3,440	3,632,005
Ohio St Higher Edl Fac Rev
(Oberlin College)
Series 2003
5.00%, 10/01/33	5,000	5,105,900
Ohio State Univ
NPFGC Series 04
5.00%, 12/01/22	1,950	2,031,198
Ohio Swr & Solid Wst Fac
(Anheuser-Busch Companies., Inc.)
Series 01
5.50%, 11/01/35	3,000	3,003,150
Ohio Wtr Dev Auth
(Anheuser-Busch Companies., Inc.)
Series 99
6.00%, 8/01/38	2,250	2,256,232
Princeton OH City SD GO
NPFGC Series 03
5.00%, 12/01/24 (Prerefunded/ETM)	1,600	1,818,768
Riversouth Auth OH
Series 04A
5.25%, 12/01/21-12/01/22	2,000	2,161,450
Series 05A
5.00%, 12/01/24	3,590	3,827,407
Steubenville OH Hosp
Series 00
6.50%, 10/01/30 (Prerefunded/ETM)	2,500	2,536,350
Toledo OH City SD GO
NPFGC-RE Series 03B
5.00%, 12/01/23	2,940	3,062,951
Toledo-Lucas Cnty OH Port Auth
(Cargill, Inc.)
Series 04B
4.50%, 12/01/15	2,500	2,711,675
Toledo-Lucas Cnty OH Port Auth
(Crocker Park Proj)
Series 03
5.375%, 12/01/35	2,000	1,730,760
Toledo-Lucas Cnty OH Port Auth
(CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	1,270	1,425,397

Univ of Cincinnati COP
NPFGC
5.00%, 6/01/24	4,470	4,573,078
Youngstown OH GO
AGM
5.00%, 12/01/25	2,155	2,272,275

		136,113,099

Arizona - 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	300	233,592

California - 0.4%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	600	668,604
California GO
5.25%, 4/01/29	5	5,037

		673,641

Florida - 2.2%
Collier Cnty FL IDA
(Allete)
Series 96
6.50%, 10/01/25	200	200,634
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	2,001,600
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	900	923,895
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33(a) (b)	340	136,000
Series 02B
6.625%, 5/01/33(a) (b)	150	60,000
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	280	259,104

		3,581,233

Georgia - 0.3%
Atlanta GA Tax Allocation
(Eastside Proj)
Series 05B
5.60%, 1/01/30	500	485,010

Illinois - 0.8%
Antioch Vilage IL SSA #1
(Antioch IL SSA #1 - Deercrest)
Series 03
6.625%, 3/01/33	962	768,926
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A

5.95%, 3/01/28	551	494,363

		1,263,289

Pennsylvania – 0.2%
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	425	396,865

Puerto Rico – 10.9%
Children's Trust Fd Puerto Rico
Series 00
6.00%, 7/01/26 (Prerefunded/ETM)	4,000	4,000,000
Puerto Rico Conv Ctr Dist Auth
(Puerto Rico Hotel Occupancy Tax)
AMBAC Series 06A
5.00%, 7/01/18-7/01/19	6,370	6,614,416
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	2,530	2,637,424
5.375%, 7/01/24	1,030	1,086,362
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,235
Series 06A
5.25%, 7/01/22	500	518,690
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	535,090
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	375	384,892
Puerto Rico Mun Fin Agy
(Puerto Rico GO)
Series 05A
5.25%, 8/01/23	375	384,026
Univ of Puerto Rico
5.00%, 6/01/22	1,350	1,368,522

		18,065,657

Total Long-Term Municipal Bonds (cost $157,046,620)		160,812,386

Short-Term Municipal Notes – 0.7%
Ohio – 0.4%
Allen Cnty OH Hosp
(Catholic Healthcare Partners)
0.14%, 10/01/31(c)	700	700,000

Pennsylvania – 0.3%
Lancaster Cnty PA Hosp Auth
(Lancaster General Hosp)
Series 2008
0.23%, 7/01/41(c)	375	375,000

Total Short-Term Municipal Notes (cost $1,075,000)		1,075,000

Total Municipal Obligations (cost $158,121,620)		161,887,386

SHORT-TERM INVESTMENTS – 1.2%
Time Deposit – 1.2%
State Street Time Deposit 0.01%, 7/01/10 (cost $2,025,000)	2,025	2,025,000

Total Investments – 98.8% (cost $160,146,620)(d)		163,912,386
Other assets less liabilities – 1.2%		1,989,467

Net Assets – 100.0%		$165,901,853

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$3,600	8/1/16	SIFMA	*	4.071%	$464,249

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Illiquid security.
(b)	Security is in default and is non-income producing.
(c)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $5,188,609 and gross unrealized depreciation of investments was $(1,422,843), resulting in net unrealized appreciation of $3,765,766.

As of June 30, 2010, the Portfolio held 49.3% of net assets in insured bonds (of this amount 34.7% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AD	-	Assessment District
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.

RTA	-	Regional Transportation Authority
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Ohio Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$160,812,386	$—	$160,812,386
Short-Term Municipal Notes	—	1,075,000	—	1,075,000
Short-Term Investments	—	2,025,000	—	2,025,000

Total Investments in Securities	—	163,912,386	—	163,912,386
Other Financial Instruments* :
Assets	—	464,249	—	464,249
Liabilities	—	—	—	—

Total	$—	$164,376,635	$—	$164,376,635

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS – 100.0%
Long-Term Municipal Bonds – 100.0%
Pennsylvania – 79.5%
Adams Cnty PA IDA
(Gettysburg College)
5.00%, 8/15/25	$950	$998,441
Allegheny Cnty PA Hgr Ed Auth
(Thiel College)
ACA Series 99A
5.375%, 11/15/19-11/15/29	2,500	2,235,130
Allegheny Cnty PA Hosp Dev Auth
(West Penn Allegheny Hlth Sys)
5.00%, 11/15/28	200	158,474
Series 07A
5.00%, 11/15/17	800	747,040
Allegheny Cnty PA IDA
Series 01
6.60%, 9/01/31 (Prerefunded/ETM)	1,540	1,642,456
Allegheny Cnty PA IDA
(Residential Resources, Inc.)
5.00%, 9/01/21	500	464,340
Allegheny Cnty PA Redev Agy
(Pittsburgh Mills Spl Tax)
5.60%, 7/01/23	1,500	1,348,740
Allegheny Cnty PA Sani Auth
(Allegheny Cnty PA Swr)
NPFGC Series 05A
5.00%, 12/01/24	7,490	7,791,323
Bethel Park PA SD GO
5.00%, 8/01/29	2,600	2,699,788
Butler Cnty PA
FGIC Series 03
5.25%, 7/15/26 (Prerefunded/ETM)	1,625	1,838,606
Chester Upland SD PA GO
4.30%, 5/15/14	1,705	1,707,643
Coatesville PA SD GO
AGM
5.00%, 8/01/23	6,500	6,996,145
Delaware Cnty PA Hgr Ed Auth
(Eastern College)
Series 99
5.625%, 10/01/28	2,500	2,372,775
Ephrata Area SD PA GO
FGIC Series 05
5.00%, 3/01/22 (Prerefunded/ETM)	1,000	1,157,200
Lancaster Area Swr Auth PA
NPFGC Series 04
5.00%, 4/01/22	1,330	1,385,501
Lehigh Northampton PA Arpt
NPFGC Series 00
6.00%, 5/15/30	4,400	4,399,824
Lycoming Cnty PA Auth
(College of Technology)
AMBAC Series 02
5.25%, 5/01/32	2,250	2,108,295
Mckean Cnty PA Hosp Auth
(Bradford Hospital)
ACA
5.00%, 10/01/17	1,205	1,086,994

Meadville PA GO
XLCA
5.00%, 10/01/25	3,080	3,196,024
Montgomery Cnty PA Hgr Ed Fac
(Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	3,000	2,985,780
Montgomery Cnty PA IDA
(New Regional Medical Ctr)
5.25%, 8/01/33	740	768,290
New Wilmington PA Mun Auth
(Westminster College)
RADIAN
5.00%, 5/01/27	1,040	963,945
Pennsylvania Econ Dev Fin Auth
(30th St Station Pkg Garage PA)
ACA Series 02
5.875%, 6/01/33	2,085	2,080,955
Pennsylvania Econ Dev Fin Auth
(Amtrak)
Series 01A
6.375%, 11/01/41	3,000	3,041,460
Pennsylvania Hgr Ed Fac Auth
(Dickinson College)
RADIAN Series 03AA-1
5.00%, 11/01/26	1,000	1,004,480
Pennsylvania Hgr Ed Fac Auth
(Thomas Jefferson Univ)
Series 2010
5.00%, 3/01/27-3/01/28	2,100	2,221,608
Pennsylvania Hgr Ed Fac Auth
(Univ of Pennsylvania Hlth Svcs)
AMBAC Series 05A
5.00%, 8/15/20	2,000	2,116,120
Pennsylvania IDA
(Pennsylvania IDA Econ Dev)
Series 08A
5.50%, 7/01/23	1,060	1,148,181
Pennsylvania Intergov Coop Auth
5.00%, 6/15/23	4,000	4,415,160
Series 2010
5.00%, 6/15/22	2,000	2,250,020
Philadelphia PA IDA
AGM Series 01B
5.25%, 10/01/30 (Prerefunded/ETM)	8,000	8,548,160
Philadelphia PA IDA
(Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	350	289,104
Philadelphia PA IDA
(Univ of Pennsylvania)
Series 2007
0.88%, 4/26/14(a)	2,000	1,949,920
Philadelphia PA Parking Auth
Series 2009
5.00%, 9/01/26	2,725	2,742,086
Philadelphia PA SD GO
AGM Series 03
5.25%, 6/01/26 (Prerefunded/ETM)	5,000	5,630,950
Pittsburgh PA GO

AGM Series 06C
5.25%, 9/01/17	5,000	5,486,150
Pittsburgh PA Pub Pkg Auth
NPFGC-RE Series 05A
5.00%, 12/01/19	2,435	2,537,757
Pittsburgh PA Ur Redev Auth SFMR
Series 97A
6.25%, 10/01/28	745	745,499
Potter Cnty PA Hosp Auth
(Charles Cole Memorial Hospital)
RADIAN Series 96
6.05%, 8/01/24	4,340	4,255,327
South Central Gen Auth PA
NPFGC Series 01
5.25%, 5/15/31	795	818,317
5.25%, 5/15/31 (Prerefunded/ETM)	1,305	1,372,873
South Central Gen Auth PA
(Hanover Hospital)
RADIAN
5.00%, 12/01/25	1,570	1,449,141
State Pub Sch Bldg Auth PA
(Colonial Intermediate Unit No. 20)
NPFGC-RE Series 05
5.00%, 5/15/26	2,025	2,081,984
Susquehanna PA Arpt Fac
(Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	3,370	2,601,370
Wilkes-Barre PA Fin Auth
(Wilkes Univ Proj)
5.00%, 3/01/22	510	513,121

		108,352,497

Arizona – 0.1%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	265	206,340

California – 0.4%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	520	579,457

District of Columbia – 2.1%
District of Columbia Tax Incr
5.25%, 12/01/26	2,625	2,919,105

Florida – 3.4%
Collier Cnty FL IDA
(Allete)
Series 96
6.50%, 10/01/25	400	401,268
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	2,000	2,001,600
Double Branch CDD FL
Series 02A
6.70%, 5/01/34	975	1,000,886

Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b) (c)	300	120,000
Series 02B
6.625%, 5/01/33 (b) (c)	125	50,000
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	285	263,731
No Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	880	756,923

		4,594,408

Guam - 0.8%
Guam Intl Arpt Auth
NPFGC Series 03B
5.25%, 10/01/23	500	510,235
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	516,480

		1,026,715

Illinois - 0.9%
Antioch Vilage IL SSA #1
(Antioch IL SSA #1 - Deercrest)
Series 03
6.625%, 3/01/33	997	796,902
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	453	406,436

		1,203,338

Puerto Rico - 10.6%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/22	800	825,680
5.375%, 7/01/24	1,530	1,613,722
Puerto Rico GO
5.25%, 7/01/23	500	516,570
Series 01A
5.50%, 7/01/19	500	536,235
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	180	184,748
Puerto Rico Hwy & Trnsp Auth
AGM
5.00%, 7/01/27 (Prerefunded/ETM)	2,260	2,464,507
Puerto Rico Hwy & Trnsp Auth
(Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	3,195	3,400,726
FGIC Series 03G
5.25%, 7/01/14	3,335	3,515,557
Puerto Rico Mun Fin Agy
(Puerto Rico GO)
Series 05A
5.25%, 8/01/23	300	307,221

Puerto Rico Pub Bldgs Auth
(Puerto Rico GO)
Series N
5.50%, 7/01/22	345	359,604
Univ of Puerto Rico
5.00%, 6/01/22	655	663,987

		14,388,557

Texas - 1.5%
Camino Real Regl Mob Auth TX
5.00%, 2/15/22	845	846,056
San Antonio TX Elec & Gas
Series 2006A
5.00%, 2/01/22	1,080	1,176,131

		2,022,187

Washington - 0.7%
Washington St GO
AGM
5.00%, 7/01/28	920	980,030

Total Investments - 100.0% (cost $134,053,364)(d)		136,272,634
Other assets less liabilities - 0.0%		30,456

Net Assets - 100.0%		$136,303,090

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2010.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $4,033,948 and gross unrealized depreciation of investments was $(1,814,678), resulting in net unrealized appreciation of $2,219,270.

As of June 30, 2010, the Portfolio held 59.7% of net assets in insured bonds (of this amount 26.8% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds). 22.1% of the Portfolio's insured bonds were insured by AGM.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFA	-	Housing Finance Authority
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.

SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund II

Pennsylvania Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Long-Term Municipal Bonds	$—	$136,272,634	$—	$136,272,634

Total Investments in Securities	—	136,272,634	—	136,272,634
Other Financial Instruments*	—	—	—	—

Total	$—	$136,272,634	$—	$136,272,634

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

Portfolio of Investments

June 30, 2010 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 97.2%
Virginia - 75.9%
Albemarle Cnty VA IDA Ed Fac
(The Covenant School)
Series 01A
7.75%, 7/15/32	$4,260	$4,313,889
Arlington Cnty VA IDA
Series 01
5.25%, 7/01/31 (Prerefunded/ETM)	5,900	6,231,639
Arlington Cnty VA IDA MFHR
(Arlington View Terrace Apts)
Series 01
5.15%, 11/01/31	1,550	1,576,009
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	178	178,662
Broad Street CDA VA
Series 03
7.50%, 6/01/33	1,500	1,380,555
Celebrate Virginia North CDA VA
Series 03B
6.60%, 3/01/25	1,226	960,546
Chesterfield Cnty VA IDA
(Virginia Elec & Pwr Company)
Series 02
5.875%, 6/01/17	1,000	1,033,480
Chesterfield Cnty VA IDA PCR
(Virginia Elec & Pwr Company)
Series 02
5.875%, 6/01/17	2,800	2,893,744
Dinwiddie Cnty VA IDA
(Dinwiddie Cnty VA Lease)
NPFGC Series 04B
5.00%, 2/15/24	3,200	3,251,520
Dulles Town Ctr CDA VA
Series 98
6.25%, 3/01/26	1,910	1,841,565
Fairfax Cnty VA EDA
(Goodwin House)
5.00%, 10/01/22	1,000	1,024,310
Fairfax Cnty VA IDA
(Fairfax Cnty Va COP)
5.00%, 5/15/25	1,000	1,054,080
Fairfax Cnty VA Wtr Auth
Series 02
5.00%, 4/01/32	3,380	3,463,925
Fairfax VA GO
Series 2010
5.00%, 7/15/25	480	546,528
Hampton VA Conv Ctr Lease
AMBAC Series 02
5.00%, 1/15/35	5,150	5,191,200
Hampton VA GO
Series 2010
5.00%, 1/15/21	1,750	1,993,180
Hamptons Roads Santn Dist VA Wstwtr
5.00%, 4/01/25	6,650	7,363,345
Harrisonburg VA IDA

AMBAC
5.00%, 8/15/24	2,100	2,060,310
Harrisonburg VA IDA
(Rockingham Mem Hosp)
AMBAC
5.00%, 8/15/22-8/15/25	5,750	5,600,630
Harrisonburg VA Redev & Hsg Auth
(Greens of Salem Run Apts)
AGM Series 97
6.30%, 4/01/29	1,110	1,110,799
Henrico Cnty VA GO
5.00%, 12/01/26	1,000	1,112,200
Series 2010
5.00%, 7/15/24	6,600	7,587,492
Henrico Cnty VA Wtr & Swr
5.00%, 5/01/25	1,165	1,300,315
Series 2009
5.00%, 5/01/27	1,200	1,323,060
Isle Wight Cnty VA GO
6.00%, 7/01/27	3,500	4,018,490
James City Cnty VA EDA
(James City Cnty VA Lease)
AGM
5.00%, 6/15/22	4,385	4,806,968
James City Cnty VA Swr
(Anheuser-Busch Companies., Inc.)
Series 97
6.00%, 4/01/32	4,200	4,211,634
Lexington VA Indl Dev Auth
Series 2010B
5.00%, 12/01/30 (a)	3,885	4,146,460
Loudoun Cnty VA GO
Series 2010A
5.00%, 12/01/24	8,265	9,454,251
Loudoun Cnty VA Santn Auth
5.00%, 1/01/29	3,820	4,191,801
Montgomery Cnty VA IDA
(Montgomery Cnty VA Lease)
5.00%, 2/01/24	2,000	2,121,400
New Port CDA VA
5.50%, 9/01/26(b)	1,000	452,360
Newport News VA IDA MFHR
(Mennowood Apts)
Series 96A
6.25%, 8/01/36	2,580	2,582,245
Newport News VA IDA MFHR
(Walker Village Apts)
Series 02A
5.55%, 9/20/34	1,880	1,899,627
5.65%, 3/20/44	1,660	1,680,053
Norfolk VA Arpt Auth
(Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	975	931,710
Norfolk VA Arpt Auth
(Norfolk VA Intl Airport)
NPFGC-RE Series 01B
5.30%, 7/01/25	10,000	10,002,800
Norfolk VA GO

5.00%, 4/01/21	7,800	8,654,334
Northwestern Reg Jail Auth VA
NPFGC
5.00%, 7/01/25	1,500	1,540,560
Prince William Cnty VA IDA
(Woodwind Gables Apt)
AMBAC Series 01A
5.30%, 12/01/34	2,760	2,539,145
Reynolds Crossing CDA VA
5.10%, 3/01/21	2,150	1,987,632
Richmond VA GO
5.00%, 1/15/28	1,000	1,084,400
Series 2009A
5.00%, 7/15/27	1,400	1,570,506
Richmond VA GO
(Richmond, VA)
AGM Series 05A
5.00%, 7/15/22	2,500	2,715,800
Suffolk VA GO
5.00%, 8/01/22	2,080	2,384,637
NPFGC
5.00%, 2/01/20	3,000	3,366,690
Upper Occoquan Swr Auth VA
AGM
5.00%, 7/01/25	2,500	2,690,350
Virginia Beach VA Dev Auth MFHR
(Sholom Terrace Apts)
Series 02
5.40%, 4/01/44	2,900	2,962,611
Virginia Beach VA Wtr & Swr
5.00%, 10/01/30	2,000	2,108,980
Virginia Biotech Rsch Park Auth
Series 01
5.00%, 9/01/21 (Prerefunded/ETM)	4,170	4,393,345
Virginia College Bldg Auth
5.00%, 9/01/16 (Prerefunded/ETM)	220	256,969
Virginia College Bldg Auth
(Roanoke College)
5.00%, 4/01/23	1,000	1,052,440
Virginia College Bldg Auth
(Virginia Lease Pub Hgr Ed)
5.00%, 9/01/16	5,615	6,403,234
Series 05A
5.00%, 9/01/17	5,890	6,646,217
Virginia HDA SFMR
(Virginia HDA)
Series 01D
5.40%, 6/01/24	3,155	3,168,598
Series 02B
5.50%, 4/01/27	5,000	5,013,850
Virginia Port Auth
Series 2010
5.00%, 7/01/30	2,250	2,359,507
Virginia Port Auth
(Virginia Lease Port Fund)
Series 02
5.00%, 7/01/27	1,000	1,006,810
5.125%, 7/01/24	4,000	4,084,360
Virginia Resources Auth
(Virginia SRF)

5.00%, 10/01/27	2,500	2,776,950
Series 2009
5.00%, 10/01/25	5,845	6,575,742
Virginia Small Business Fin Auth
(Wellmont Hlth Sys Proj)
5.125%, 9/01/22	710	696,432
Watkins Centre CDA VA
5.40%, 3/01/20	600	587,598

		193,520,479

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	355	276,417
Salt Verde Fin Corp. Gas
(Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	705	625,885

		902,302

California - 1.4%
California Econ Recovery
(California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	880	980,619
California Statewide CDA
(Enloe Med Ctr)
5.50%, 8/15/23	660	683,965
6.25%, 8/15/28	1,910	2,042,477

		3,707,061

District of Columbia - 6.1%
District of Columbia Tax Incr
5.25%, 12/01/26	3,860	4,292,474
Metro Washington Arpt Auth VA
Series C
5.125%, 10/01/34	5,130	5,337,509
Metro Washington Arpt Auth VA
Dulles Toll Road
Series 2010B
6.50%, 10/01/44 (c)	4,300	2,554,587
Washington DC Metro Area Trnst Auth
5.25%, 7/01/27	3,000	3,273,630

		15,458,200

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(d)	415	166,000
Series 02B
6.625%, 5/01/33 (b)(d)	180	72,000

		238,000

Georgia - 0.2%
Atlanta GA Tax Allocation
(Eastside Proj)
Series 05B
5.60%, 1/01/30	500	485,010

Illinois - 0.2%
Plano IL SSA #3
(Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	453	406,436

New York - 1.6%
New York NY GO
Series 06
5.00%, 6/01/22	1,125	1,217,374
Series 2007
5.00%, 1/01/23	2,700	2,900,745

		4,118,119

Puerto Rico - 8.7%
Puerto Rico Elec Pwr Auth
5.00%, 7/01/20	800	833,968
NPFGC
5.50%, 7/01/17	5,000	5,559,350
Puerto Rico GO
Series 01A
5.50%, 7/01/19	500	536,235
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	535,090
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Prerefunded/ETM)	3,290	3,710,298
5.00%, 12/01/20	1,580	1,658,984
Puerto Rico HFA MFHR
(Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	290	297,650
Puerto Rico Hwy & Trnsp Auth
(Puerto Rico Hwy & Trnsp Spl Tax)
FGIC Series 03
5.25%, 7/01/14	1,760	1,873,326
FGIC Series 03G
5.25%, 7/01/14	1,840	1,939,618
Puerto Rico Mun Fin Agy
(Puerto Rico GO)
Series 05A
5.25%, 8/01/23	340	348,184
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	3,000	3,150,600
Univ of Puerto Rico
5.00%, 6/01/22	1,740	1,763,873

		22,207,176

Texas - 2.1%
Dallas TX ISD GO
Series 2004
5.00%, 2/15/28	3,310	3,469,939
San Antonio TX Elec & Gas
Series 2006A

5.00%, 2/01/22	1,665	1,813,202

		5,283,141

Washington - 0.6%
Washington St GO
AGM
5.00%, 7/01/28	1,335	1,422,109

Total Long-Term Municipal Bonds (cost $242,620,774)		247,748,033

SHORT-TERM INVESTMENTS - 2.7%
Time Deposit - 2.7%
State Street Time Deposit
0.01%, 7/01/10 (cost $6,946,000)	6,946	6,946,000

Total Investments - 99.9% (cost $249,566,774)(e)		254,694,033
Other assets less liabilities - 0.1%		367,713

Net Assets - 100.0%		$255,061,746

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank	$7,000	12/1/17	SIFMA	*	3.792%	$783,642

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	When-Issued or delayed delivery security.
(b)	Illiquid security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(d)	Security is in default and is non-income producing.
(e)	As of June 30, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,611,057 and gross unrealized depreciation of investments was $(2,483,798), resulting in net unrealized appreciation of $5,127,259.

As of June 30, 2010, the Portfolio held 21.8% of net assets in insured bonds (of this amount 0.0% represents the Portfolio's holding in pre-refunded or escrowed to maturity bonds).

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation

EDA	-	Economic Development Agency
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area

AllianceBernstein Municipal Income Fund II

Virginia Portfolio

June 30, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$247,748,033	$—	$247,748,033
Short-Term Investments	—	6,946,000	—	6,946,000

Total Investments in Securities	—	254,694,033	—	254,694,033
Other Financial Instruments* :
Assets	—	783,642	—	783,642
Liabilities	—	—	—	—

Total	$—	$255,477,675	$—	$255,477,675

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Municipal Income Fund II

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 20, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 20, 2010